Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended			0 Months Ended
	Jul. 31, 2014 Agent Alliance Insurance Company Subsequent Event	Jan. 03, 2014 Attorneys-in-Fact	Jan. 03, 2014 ACP Re Ltd. Affiliated Entity Tower International	Jan. 03, 2014 ACP Re Ltd. Affiliated Entity Tower International	Jul. 22, 2014 ACP Re Ltd. Affiliated Entity Tower International Subsequent Event	Jul. 22, 2014 ACP Re Ltd. Affiliated Entity Tower International Subsequent Event
Subsequent Event [Line Items]
Number of states licensed as a surplus carrier	30
Purchase price of acquired interest	$ 17,000	$ 7,500
Percent of ACP Re auto reinsurance	100.00%
Expected percentage of voting interests to be acquired				100.00%
Reinsurance percentage of ceding commission			2.00%
Financing principal amount provided individually						125,000
Financing principal amount, aggregate						250,000
Minimum term of financing arrangements to acquiree					7 years
Financing annual interest rate						7.00%
Aggregate stop loss reinsurance issued					250,000
Stop loss coverage provided individually					125,000
Stop loss coverage premium					56,000
Stop loss coverage premium period					5 years
Fee as a percent of stop loss premium to be retained by each subsidiary					5.50%
Contingent payments as a percent of gross written premiums					3.00%
Term of contingent payments					3 years
Aggregate cap of contingent payments					$ 30,000